UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices) (zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

November 30, 2017 (Unaudited)

LGM Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 94.2%

Argentina - 5.3%
BBVA Banco Frances SA ADR	274,494	$5,778,099
Bangladesh - 2.1%
British American Tobacco Bangladesh Co., Ltd.	58,480	2,318,842
Botswana - 1.4%
Letshego Holdings, Ltd.	8,191,896	1,532,024
Colombia - 1.1%
Bolsa de Valores de Colombia	142,690,859	1,158,934
Costa Rica - 4.3%
Florida Ice & Farm Co. SA	2,813,131	4,745,798
Croatia - 0.1%
Ledo DD (1)	632	79,543
Egypt - 12.0%
Commercial International Bank Egypt SAE GDR	1,101,248	4,784,195
Eastern Tobacco	389,748	8,378,866

		13,163,061
Georgia - 5.0%
BGEO Group PLC	111,783	4,933,805
Georgia Healthcare Group PLC (1) (2)	124,700	593,373

		5,527,178
Ghana - 1.5%
Fan Milk, Ltd. (1)	355,900	1,400,262
Unilever Ghana, Ltd.	90,900	254,322

		1,654,584
Kenya - 4.0%
Barclays Bank of Kenya, Ltd.	12,080,000	1,163,913
British American Tobacco Kenya, Ltd.	189,793	1,471,264
East African Breweries, Ltd.	752,800	1,758,159
Uchumi Supermarkets, Ltd. (1)	595,500	23,193

		4,416,529
Mauritius - 3.1%
MCB Group, Ltd.	450,810	3,444,620
Nigeria - 4.9%
Guaranty Trust Bank PLC	31,346,407	3,724,716
Guaranty Trust Bank PLC GDR	245,000	1,482,250
Nigerian Breweries PLC	631,889	231,998

		5,438,964
Pakistan - 3.7%
Lucky Cement, Ltd.	49,150	229,563
United Bank, Ltd.	2,302,800	3,835,368

		4,064,931
Peru - 7.5%
Alicorp SA	2,151,225	6,819,254
BBVA Banco Continental SA	1,037,666	1,395,963

		8,215,217
Philippines - 1.4%
Universal Robina Corp.	566,110	1,497,893

Puerto Rico - 3.1%
EVERTEC, Inc.	242,100	3,365,190
Senegal - 5.5%
Sonatel	146,719	6,096,557
South Africa - 3.7%
Famous Brands, Ltd. (1) (2)	564,630	4,050,646
Sri Lanka - 1.8%
Ceylon Tobacco Co. PLC	135,730	837,926
Commercial Bank of Ceylon PLC	1,306,004	1,147,601

		1,985,527
Tanzania (United Republic of) - 3.0%
Tanzania Breweries, Ltd.	552,242	3,245,590
Tunisia - 0.9%
Delice Holding	148,095	1,030,775
United Arab Emirates - 3.6%
Aramex PJSC	2,977,785	3,957,675
United States - 4.0%
PriceSmart, Inc.	52,093	4,453,951
Vietnam - 8.0%
Phu Nhuan Jewelry JSC	235,040	1,292,056
Vietnam Dairy Products JSC	917,408	7,540,010

		8,832,066
Zimbabwe - 3.2%
Delta Corp., Ltd.	1,769,831	3,529,691

Total Common Stocks (identified cost $89,573,415)		103,583,885

Participation Notes - 1.6%

United Kingdom - 1.6%
Saudia Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/4/2018 (3)	51,069	1,770,250

Total Participation Notes (identified cost $1,881,375)		1,770,250

Short-Term Investments - 7.4%

Collateral Investment for Securities on Loan - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (4)	3,409,470	3,409,470

Mutual Funds - 4.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	4,692,689	4,692,689

Total Short-Term Investments (identified cost $8,102,384)		8,102,159

Total Investments - 103.2% (identified cost $99,557,174)		113,456,294
Other Assets and Liabilities - (3.2)%		(3,496,970)

Total Net Assets - 100.0%		$109,959,324

LGM Frontier Markets Equity Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$13,006,899	11.8%
Banks	28,245,910	25.7
Beverages	11,012,320	10.0
Building Materials	229,564	0.2
Commercial Services	3,958,563	3.6
Diversified Financial Services	6,135,578	5.6
Food	17,360,154	15.8
Holding Companies-Diversified	3,529,691	3.2
Household Products/Wares	254,321	0.2
Retail	9,796,653	8.9
Telecommunications	6,096,557	5.6
Transportation	3,957,675	3.6

Total Common Stocks	103,583,885	94.2
Participation Notes	1,770,250	1.6
Collateral Investment for Securities on Loan	3,409,470	3.1
Mutual Funds	4,692,689	4.3

Total Investments	113,456,294	103.2
Other Assets and Liabilities	(3,496,970)	(3.2)

Total Net Assets	$109,959,324	100.0%

Notes to Schedule of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of November 30, 2017.

(1)	Non-income producing.

(2)	Certain shares are temporarily on loan to unaffiliated brokers-dealers.

(3)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(4)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.

The following acronyms may be referenced throughout this report:

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt
PLC	-	Public Limited Company
FDIC	-	Federal Depository Insurance Corporation
LLC	-	Limited Liability Corporation

Additional Information Associated with the Schedule of Investments (Unaudited)

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio. The valuation of collateral is discussed in “Investment Valuations” in Note 3 of the Additional Information Associated with the Schedule of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program and invested in the State Street Navigator Securities Lending Government Money Market Portfolio as of November 30, 2017 was $3,409,470. The value of securities loaned at November 30, 2017 was $3,262,025.

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended November 30, 2017, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Fund did not hold any Level 3 securities as of November 30, 2017.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$5,778,099	$—	$—	$5,778,099
Bangladesh	—	2,318,842	—	2,318,842
Botswana	1,532,024	—	—	1,532,024
Colombia	1,158,934	—	—	1,158,934
Costa Rica	—	4,745,798	—	4,745,798
Croatia	79,543	—	—	79,543
Egypt	—	13,163,061	—	13,163,061
Georgia	—	5,527,178	—	5,527,178
Ghana	254,322	1,400,262	—	1,654,584
Kenya	1,471,264	2,945,265	—	4,416,529
Mauritius	—	3,444,620	—	3,444,620
Nigeria	1,482,250	3,956,714	—	5,438,964
Pakistan	—	4,064,931	—	4,064,931
Peru	8,215,217	—	—	8,215,217
Philippines	—	1,497,893	—	1,497,893
Puerto Rico	3,365,190	—	—	3,365,190
Senegal	6,096,557	—	—	6,096,557
South Africa	—	4,050,646	—	4,050,646
Sri Lanka	—	1,985,527	—	1,985,527
Tanzania (United Republic of)	3,245,590	—	—	3,245,590
Tunisia	—	1,030,775	—	1,030,775
United Arab Emirates	—	3,957,675	—	3,957,675
United States	4,453,951	—	—	4,453,951
Vietnam	—	8,832,066	—	8,832,066
Zimbabwe	—	3,529,691	—	3,529,691
Participation Notes	—	1,770,250	—	1,770,250
Short-Term Investments	8,102,159	—	—	8,102,159

Total	$45,235,100	$68,221,194	$—	$113,456,294

It is the Fund’s policy to recognize transfers between category levels at the end of the period. As described above, the Fund has retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations resulted in transfers between categorization levels at November 30, 2017.

The following is a reconciliation of transfers between category levels from August 31, 2017 to November 30, 2017:

Transfers into Level 1	$4,112,448	Transfers into Level 1	$79,543
Transfers out of Level 1	(1,400,262)	Transfers out of Level 1	—

Net Transfers into Level 1	$2,712,186	Net Transfers into Level 1	$79,543

Transfers into Level 2	$1,400,262	Transfers into Level 3	$—
Transfers out of Level 2	(4,112,448)	Transfers out of Level 3	(79,543)

Net Transfers out of Level 2	$(2,712,186)	Net Transfers out of Level 3	$(79,543)

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 25, 2018

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 25, 2018